Income Taxes - Income (loss) before income taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
U.S.			$ 22,020	$ 330	$ (53,038)
Foreign			21,812	2,278	(14,387)
Income (loss) before income taxes	$ 3,122	$ 18,247	$ 43,832	$ 2,608	$ (67,425)